Income Taxes - Components of Earnings from Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
U.S.	$ (71)	$ 129	$ 136
Foreign	27	28	2
(Loss) income before income taxes	$ (44)	$ 157	$ 138